Reconciliation of Changes in Carrying Amounts of Goodwill (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Nov. 30, 2012
Goodwill [Line Items]
Ibero goodwill impairment charge	$ 153	$ 153 [1]
Accumulated goodwill impairment charges		$ 153

[1]	At February 29, 2012, given the current state of the Spanish economy and considering the low level of Ibero estimated fair value in excess of its carrying value, we performed an interim impairment review of Ibero's goodwill. The interim discounted future cash flow analysis that was used to estimate Ibero's fair value was primarily impacted by slower than anticipated Ibero capacity growth. As a result, Ibero's estimated fair value no longer exceeded its carrying value. Accordingly, we proceeded to step two of the impairment test and recognized a goodwill impairment charge of $153 million during the first quarter of 2012, which represented Ibero's entire goodwill balance. At November 30, 2012, accumulated goodwill impairment charges were $153 million.